Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS/A
Amendment Flag	false
Registrant Name	CYBER HORNET TRUST
Entity Central Index Key	0001345125
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000146106
Shareholder Report [Line Items]
Fund Name	CYBER HORNET S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Trading Symbol	INDEX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-844-464-6339
Additional Information Website	https://funddocs.filepoint.com/onefund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Shares	$14	0.25%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.25%
AssetsNet	$ 151,073,129
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$151,073,129
Number of Portfolio Holdings	508
Total Advisory Fees Paid (net of waivers)	$0
Portfolio Turnover	11%

Holdings [Text Block]

Composition of Net Assets (% of net assets)

Value	Value
Exchange-Traded Funds	0.3%
Materials	1.8%
Real Estate	1.8%
Utilities	2.2%
Energy	3.0%
Consumer Staples	5.0%
Industrials	7.8%
Health Care	9.0%
Consumer Discretionary	10.4%
Communications	10.6%
Financials	13.0%
Technology	35.1%